TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
TRADE AND OTHER PAYABLES
22.	TRADE AND OTHER PAYABLES

	December 31, 2018 US$’000	December 31, 2017 US$’000
Trade payables	8,116	8,045
Payroll taxes	448	423
Employee related social insurance	154	151
Accrued liabilities	7,878	11,618
Deferred income	312	278

	16,908	20,515

Accrued liabilities include US$1,207,000 (2017: US$1,112,000) relating to contracted licence payments.